COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Financial assets in guarantee (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets in guarantee
Financial assets pledged as collateral	$ 8,539,934	$ 7,403,589
Special Guarantees Accounts Argentine Central Bank [Member]
Financial assets in guarantee
Financial assets pledged as collateral	6,515,565	5,601,077
Deposits In Guarantee [Member]
Financial assets in guarantee
Financial assets pledged as collateral	$ 2,024,369	$ 1,802,512